Commitments and contingencies (Details 2)	Mar. 31, 2016 USD ($)
Notes to Financial Statements
2016 (remainder of)	$ 17,480
2017	23,306
2018	23,306
2019	23,306
2020	23,306
2021 and thereafter	5,826
Less interest	(20,874)
Principal	95,656
Less current portion	(16,051)
Noncurrent portion	$ 79,605